LEASES (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Operating lease right-of-use assets	$ 770,402	$ 1,011,038
Operating lease right-of-use assets, accumulated amortization	(74,831)	(608,615)
Operating lease right-of-use assets, net	695,571	402,423
Operating lease liabilities, current	336,046	387,118
Operating lease liabilities, non-current	351,856	12,174
Total operating lease liabilities	$ 687,902	$ 399,292